Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 7	$ 13	$ 14
Interest cost	18	18	36	36
Expected return on assets	(29)	(27)	(57)	(54)
Amortization of:
Prior service credit	(1)		(1)
Actuarial loss	19	21	38	43
Other		3		3
Net periodic benefit cost	14	22	29	42
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	3	3
Interest cost	5	9	14	18
Expected return on assets	(2)	(2)	(4)	(4)
Amortization of:
Prior service credit	(20)		(21)	(1)
Actuarial loss	1	1	3	3
Net periodic benefit cost	(15)	9	(5)	19
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	4	8	7
Interest cost			1	1
Amortization of:
Actuarial loss	1	1	1	1
Net periodic benefit cost	$ 5	$ 5	$ 10	$ 9